Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Recurring Fair Value Measurements [Abstract]
Schedule of Company's Financial Assets and Liabilities

The following table presents fair value information as of March 31, 2025 and December 31, 2024, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

March 31, 2025	Total	Level 1	Level 2	Level 3
Private warrant liability	$420,497		$420,497
Convertible note option liability	1,000			1,000
Earn-out share liability	5,030,000			5,030,000
Total	$5,451,497	$	$420,497	$5,031,000

December 31, 2024	Total	Level 1	Level 2	Level 3
Assets
Money Market Funds	$-	$-	$-	$-
Liabilities
Private warrant liability	840,995	-	840,995	-
Convertible note option liability	60,000	-	-	60,000
Earn-out Share Liability	15,560,000	-	-	15,560,000
Total	$16,460,995	$-	$840,995	$15,620,000

The following table presents fair value information as of December 31, 2024 and 2023 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2024	Total	Level 1	Level 2	Level 3
Assets
Money Market Funds	$-	$-	$-	$-
Liabilities
Private warrant liability	840,995	-	840,955	-
Convertible note option liability	60,000	-	-	60,000
Earn-out Share Liability	15,560,000	-	-	15,560,000
Total	$16,460,995	$-	$840,995	$15,620,000

December 31, 2023	Total	Level 1	Level 2	Level 3
Assets
Money Market Funds	$120,000	$120,000	$-	$-

Schedule of Convertible Note Option Liability and Earn-out Share Liability	The key inputs into the option pricing model for the convertible note option liability were as follows:
	March 31, 2025	December 31, 2024
Stock Price	$1.49	$3.81
Expected term (years)	0.95	1.2
Volatility	80.0%	75.0%
Risk-Free Rate	4.05%	4.18%
Interest rate	6.41%	6.49%

The key inputs for the Earn-out Share Liability were as follows:

	March 31, 2025	December 31, 2024
Stock Price	$1.49	$6.5
Expected term (years)	9.5	10
Volatility	75%	75.0%
Risk-Free Rate	4.2%	3.81%
The key inputs into the option pricing model for the Convertible Note Option liability were as follows at September 13, 2024 initial value and at December 31, 2024:
	December 31, 2024	September 13, 2023
Stock Price	$3.81	$12.00
Expected term (years)	1.2	1.5
Volatility	75.0%	70.0%
Risk-Free Rate	4.18%	3.79%
Interest rate	6.49%	7.33%

The key inputs for the Earn-out Share Liability were as follows at September 13, 2024  initial value, and at December 31, 2024:

	December 31, 2024	September 13, 2024
Stock Price	$6.50	$12.00
Expected term (years)	10	10
Volatility	75.0%	70.0%
Risk-Free Rate	3.81%	3.66%

Schedule of Changes in Fair Value of Convertible Note Option Liability
Three months ended March 31, 2025
Balance, beginning of period	$60,000
Change in fair value	(59,000)
Balance, end of period	$1,000

The following table presents the changes in fair value of the earn-out liability:

Three months ended March 31, 2025
Balance, beginning of period	$15,560,000
Change in fair value	(10,530,000)
Balance, end of period	$5,030,000

Year ended December 31, 2024
Balance at January 1, 2024	$-
Initial value, September 13, 2024	900,933
Change in fair value	(607,067)
Balance at December 31, 2024	$293,866

The following table presents the changes in fair value of the earnout liabilities:

Year ended December 31, 2024
Liability at January 1, 2024	$-
Initial value, September 13, 2024	53,600,000
Change in fair value	(38,040,000)
Balance as of December 31, 2024	$15,560,000